Borrowings (Details 3) - IRSA [Member] $ in Thousands	12 Months Ended
Jun. 30, 2024 ARS ($)
Class XVIII [Member]
Statement [Line Items]
Maturity date	2/28/2027
Principal payment	At expiration
Interest payment	Semi-annually
Interest rate	7.00
Issuance / expansion date	feb-24
Class XVIII [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 21,410
Class XIV [Member]
Statement [Line Items]
Maturity date	6/22/2028
Principal payment	17.5% in jun-24 - 17.5% in jun-25 - 17.5% in jun-26 - 17.5% in jun-27 - 30% in jun-28
Interest payment	Semi-annually
Interest rate	8.75
Issuance / expansion date	jul-22
Class XIV [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 171,200
Class XV [Member]
Statement [Line Items]
Maturity date	3/25/2025
Principal payment	At expiration
Interest payment	Semi-annually
Interest rate	8.00
Issuance / expansion date	jan-23
Class XV [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 61,750
Class XVI [Member]
Statement [Line Items]
Maturity date	7/25/2025
Principal payment	At expiration
Interest payment	Semi-annually
Interest rate	7.00
Issuance / expansion date	jan-23
Class XVI [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 28,250
Class XVII [Member]
Statement [Line Items]
Maturity date	12/7/2025
Principal payment	At expiration
Interest payment	First one Quarterly and next Semi-annually
Interest rate	5.00
Issuance / expansion date	jun-23
Class XVII [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 25,000
Class XIX [Member]
Statement [Line Items]
Maturity date	2/28/2025
Principal payment	At expiration
Interest payment	Quarterly
Interest rate	Badlar + 0.99%
Issuance / expansion date	feb-24
Class XIX [Member] | ARS [Member]
Statement [Line Items]
Amount in original currency	$ 26,203,850
Class XX [Member]
Statement [Line Items]
Maturity date	6/10/2026
Principal payment	At expiration
Interest payment	Semi-annually
Interest rate	6.00
Issuance / expansion date	jun-24
Class XX [Member] | USD [Member]
Statement [Line Items]
Amount in original currency	$ 23,020
Class XXI [Member]
Statement [Line Items]
Maturity date	6/10/2025
Principal payment	At expiration
Interest payment	Quarterly
Interest rate	Badlar + 4.50
Issuance / expansion date	jun-24
Class XXI [Member] | ARS [Member]
Statement [Line Items]
Amount in original currency	$ 17,012,710